Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of deposits from customers [line items]
Deposits subject to bank recapitalization Bail-in	$ 32,540	$ 27,580
Deposits	480,969	481,164
Financial liabilities designated at fair value through profit or loss	49,087	59,665
Total	1,235,395	1,214,136
Business and government [member]
Disclosure of deposits from customers [line items]
Total	480,969	481,164
Loan commitments and financial guarantees [member]
Disclosure of deposits from customers [line items]
Financial liabilities designated at fair value through profit or loss	42	39
Covered Bondholders [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Deposits	38,700	40,500
TD Capital Trust IV [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Deposits	1,200	1,200
U.S. Dollar [member]
Disclosure of deposits from customers [line items]
Total	721,000	708,000
Other Currency [member]
Disclosure of deposits from customers [line items]
Total	$ 43,000	$ 44,000